Reinsurance (Details ) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 The Hartford and John Hancock item	Dec. 31, 2013 A. M. Best ratings of reinsurer, A++ or A+	Dec. 31, 2013 A. M. Best ratings of reinsurer, A or A-	Dec. 31, 2013 Not rated
Reinsurance Recoverables
Ceded future policyholder benefits and expense	$ 143,007	$ 133,404		$ 138,665	$ 4,342	$ 0
Ceded unearned premiums	2,667	2,869		2,647	20	0
Ceded claims and benefits payable	29,983	28,896		29,286	132	565
Ceded paid losses	1,644	1,611		170	12	1,462
Total	$ 177,301	$ 166,780	$ 170,202	$ 170,768	$ 4,506	$ 2,027
Number of reinsurers with the largest reinsurance recoverable balances			2